Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds VI
Prospectus Date	rr_ProspectusDate	Jul. 02, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS VI

BlackRock CoreAlpha Bond Fund

(the “Fund”)

Supplement dated November 19, 2018 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information (the “SAI”) of the Fund, as supplemented to date

Effective November 19, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund and (ii) reduce the annual administration fee rate for the Fund. Accordingly, effective November 19, 2018, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Investor A, Investor C and Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” and the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 25 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5]	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[6,7]	0.06%	0.06%	0.06%
Administration Fee	0.05%	0.05%	0.05%
Independent Expenses[6]	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[7,8]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[8]	0.57%	1.32%	0.32%
Fee Waivers and/or Expense Reimbursements[5,6]	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,6]	0.55%	1.30%	0.30%

[1]
A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.
[3]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.

[4]	The Management Fee has been restated to reflect current fees.
[5]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[6]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.

[7]
Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.

[8]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$454	$571	$702	$1,081
Investor C Shares	$232	$414	$720	$1,587
Institutional Shares	$31	$99	$176	$402

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$132	$414	$720	$1,587

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the “Predecessor Master Portfolio”), was reorganized into the Fund.

During the most recent fiscal year, the Predecessor Master Portfolio’s portfolio turnover rate was 515% of the average value of its portfolio.

The section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.24%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[4,5]	0.06%
Administration Fee[6]	0.05%
Independent Expenses[4]	0.01%
Acquired Fund Fees and Expenses[5,7]	0.02%
Total Annual Fund Operating Expenses[7]	0.32%
Fee Waivers and/or Expense Reimbursements[3,4,6]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4,6]	0.25%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.

[2]	The Management Fee has been restated to reflect current fees.
[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.

[5]
Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.

[6]	BlackRock has contractually agreed to waive 0.05% of the Administration Fee payable to BlackRock applicable to Class K Shares of the Fund through April 30, 2021.
[7]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$26	$88	$165	$392

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the “Predecessor Master Portfolio”), was reorganized into the Fund.

During the most recent fiscal year, the Predecessor Master Portfolio’s portfolio turnover rate was 515% of the average value of its portfolio.

Investor A, C and Institutional | BlackRock CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS VI

BlackRock CoreAlpha Bond Fund

(the “Fund”)

Supplement dated November 19, 2018 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information (the “SAI”) of the Fund, as supplemented to date

Effective November 19, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund and (ii) reduce the annual administration fee rate for the Fund. Accordingly, effective November 19, 2018, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Investor A, Investor C and Institutional Shares Summary Prospectus entitled “Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” and the section of the Investor A, Investor C and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 25 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-74 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5]	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[6,7]	0.06%	0.06%	0.06%
Administration Fee	0.05%	0.05%	0.05%
Independent Expenses[6]	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[7,8]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[8]	0.57%	1.32%	0.32%
Fee Waivers and/or Expense Reimbursements[5,6]	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,6]	0.55%	1.30%	0.30%

[1]
A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.
[3]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.

[4]	The Management Fee has been restated to reflect current fees.
[5]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[6]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.

[7]
Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.

[8]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$454	$571	$702	$1,081
Investor C Shares	$232	$414	$720	$1,587
Institutional Shares	$31	$99	$176	$402

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$132	$414	$720	$1,587

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the “Predecessor Master Portfolio”), was reorganized into the Fund.

During the most recent fiscal year, the Predecessor Master Portfolio’s portfolio turnover rate was 515% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock") or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a "Financial Intermediary") and in the "Details About the Share Classes" and the "Intermediary-Defined Sales Charge Waiver Policies" sections on pages 25 and A-1, respectively, of the Fund's prospectus and in the "Purchase of Shares" section on page II-74 of Part II of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your<br/> investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the “Predecessor Master Portfolio”), was reorganized into the Fund.

		During the most recent fiscal year, the Predecessor Master Portfolio’s portfolio turnover rate was 515% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	515.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investor A, C and Institutional | BlackRock CoreAlpha Bond Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.24%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fee	rr_Component1OtherExpensesOverAssets	0.05%
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[5],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 454
3 Years	rr_ExpenseExampleYear03	571
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	$ 1,081
Investor A, C and Institutional | BlackRock CoreAlpha Bond Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fee	rr_ManagementFeesOverAssets	0.24%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fee	rr_Component1OtherExpensesOverAssets	0.05%
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[5],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 232
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,587
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	414
5 Years	rr_ExpenseExampleNoRedemptionYear05	720
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,587
Investor A, C and Institutional | BlackRock CoreAlpha Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.24%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.05%
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[5],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.30%	[2],[5]
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	99
5 Years	rr_ExpenseExampleYear05	176
10 Years	rr_ExpenseExampleYear10	$ 402
Class K | BlackRock CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS VI

BlackRock CoreAlpha Bond Fund

(the “Fund”)

Supplement dated November 19, 2018 to the Summary Prospectuses, Prospectuses and Statement of

Additional Information (the “SAI”) of the Fund, as supplemented to date

Effective November 19, 2018, BlackRock (as defined below) has agreed to: (i) reduce its contractual management fee rate for the Fund and (ii) reduce the annual administration fee rate for the Fund. Accordingly, effective November 19, 2018, the Fund’s Summary Prospectuses, Prospectuses and SAI are amended as follows:

The section of the Class K Shares Summary Prospectus entitled “Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock CoreAlpha Bond Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2,3]	0.24%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[4,5]	0.06%
Administration Fee[6]	0.05%
Independent Expenses[4]	0.01%
Acquired Fund Fees and Expenses[5,7]	0.02%
Total Annual Fund Operating Expenses[7]	0.32%
Fee Waivers and/or Expense Reimbursements[3,4,6]	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,4,6]	0.25%

[1]
The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.

[2]	The Management Fee has been restated to reflect current fees.
[3]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[4]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.

[5]
Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.

[6]	BlackRock has contractually agreed to waive 0.05% of the Administration Fee payable to BlackRock applicable to Class K Shares of the Fund through April 30, 2021.
[7]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$26	$88	$165	$392

Portfolio Turnover:

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the “Predecessor Fund”), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the “Predecessor Master Portfolio”), was reorganized into the Fund.

During the most recent fiscal year, the Predecessor Master Portfolio’s portfolio turnover rate was 515% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III (the "Predecessor Fund"), which invested all of its assets in CoreAlpha Bond Master Portfolio, a series of Master Investment Portfolio (the "Predecessor Master Portfolio"), was reorganized into the Fund.

		During the most recent fiscal year, the Predecessor Master Portfolio's portfolio turnover rate was 515% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	515.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). Management fees are paid by the Master Portfolio.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class K | BlackRock CoreAlpha Bond Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[3],[4],[9]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.05%	[10]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[5],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[7]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5],[9],[10]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[5],[9],[10]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	88
5 Years	rr_ExpenseExampleYear05	165
10 Years	rr_ExpenseExampleYear10	$ 392

[1]	A contingent deferred sales charge ("CDSC") of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 40, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[3]	The Management Fee has been restated to reflect current fees.
[4]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund's share of the allocated expenses of CoreAlpha Bond Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio II ("MIP II"). Management fees are paid by the Master Portfolio.
[5]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2021 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.
[6]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Predecessor Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee to reflect current fees.
[8]	There is no CDSC on Investor C Shares after one year.
[9]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 29, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[10]	BlackRock has contractually agreed to waive 0.05% of the Administration Fee payable to BlackRock applicable to Class K Shares of the Fund through April 30, 2021.